Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (3,180,419)	$ (3,002,815)	$ (5,587,612)	$ (5,751,194)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	140,884	244,435	464,470	405,531
Accretion of interest expense	6,012	0	24,934	5,066
Depreciation and amortization	89,452	50,139	96,685	104,811
Loss on sale of property and equipment	0	1,009	1,009	0
Stock-based compensation	583,673	917,792	1,360,296	812,647
Loss on extinguishment of note payables, net	26,029	49,094	49,094	7,200
Gain on settlement of payables	0	(176,268)	(183,768)	0
Inventory write-down			15,407	0
Warrant modification expense	10,000	30,128	50,035	214,912
Warrant issued in connection with note payable			0	9,400
Changes in operating assets and liabilities:
Accounts receivable	(50,982)	0
Inventories	(547)	175	613	(5,481)
Prepaid expenses and other current assets	(13,485)	2,648	11,219	(2,306)
Security deposit			(45,900)	0
Accounts payable	313,352	(369,047)	(234,563)	498,541
Accrued interest, expenses and other current liabilities	641,873	267,810	585,881	1,028,469
Deferred revenues	(50,231)	224,975	164,349	0
Total Adjustments	1,696,030	1,242,890	2,359,761	3,078,790
Net Cash Used In Operating Activities	(1,484,389)	(1,759,925)	(3,227,851)	(2,672,404)
Cash Flows From Investing Activities
Purchases of property and equipment	(151,914)	0	(168,376)	(11,160)
Proceeds from sale of property and equipment	0	980	980	0
License maintenance costs	(75,000)	0
Net Cash (Used In) Provided By Investing Activities	(226,914)	980	(167,396)	(11,160)
Cash Flows From Financing Activities
Deferred offering costs	(8,050)	0
Proceeds from notes payable	515,000	670,000	795,000	1,454,000
Repayments of notes payable	0	(53,000)	(202,063)	(5,500)
Advances from director, officer and family member of officer	274,085	15,015	58,054	144,285
Repayment of advances from director and officer	(206,085)	(40,005)	(83,044)	(119,295)
Proceeds from exercise of warrants	0	80,000	113,000	505,809
Sales of common stock and warrants for cash	1,051,000	945,000	2,605,000	905,000
Net Cash Provided By Financing Activities	1,625,950	1,617,010	3,285,947	2,884,299
Net (Decrease) Increase In Cash	(85,353)	(141,935)	(109,300)	200,735
Cash - Beginning	91,798	201,098	201,098	363
Cash - Ending	6,445	59,163	91,798	201,098
Cash paid during the period for:
Interest	46,161	43,821	127,112	62,346
Non-cash investing and financing activities:
Conversion of notes payable and accrued interest into common stock	170,065	166,768	359,711	0
Accrued interest reclassified as principal in connection with note payable reissuance	0	73,058	108,059	68,100
Beneficial conversion features set up as debt discount	10,690	41,384	92,370	0
Waiver of previously accrued executive salary and bonus			0	565,000
Accrued liabilities associated with purchases of property and equipment	109,487	0	258,774	0
Accrued deferred offering costs	144,117	0
Indebtedness satisfied via legal settlement	5,000	0
Shares Issued in Connection with Notes Payable Extension
Non-cash investing and financing activities:
Shares issued			249,800	564,369
Shares and warrants issued in exchange for notes payable and accrued interest
Non-cash investing and financing activities:
Shares issued	5,116,036	343,026	0	213,000
Shares issued in satisfaction of accrued interest
Non-cash investing and financing activities:
Shares issued			343,026	417,681
Shares and warrant issued to satisfy lease obligation and leasehold improvements
Non-cash investing and financing activities:
Shares issued			71,050	0
Shares issued in satisfaction of accrued consulting services
Non-cash investing and financing activities:
Shares issued	8,481	0	$ 140,000	$ 0
Warrant modification in connection with extension or exchanges of notes payable
Non-cash investing and financing activities:
Shares issued	5,900	0
Shares and warrants issued in connection with issuance or extension of notes payable
Non-cash investing and financing activities:
Shares issued	54,415	15,000
Shares And Warrants Issued In Connection With Settlement Agreement [Member]
Non-cash investing and financing activities:
Shares issued	$ 152,000	$ 0